Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended	3 Months Ended	8 Months Ended	12 Months Ended		13 Months Ended	15 Months Ended	20 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended	32 Months Ended	36 Months Ended	37 Months Ended	39 Months Ended	44 Months Ended	48 Months Ended	49 Months Ended	51 Months Ended	56 Months Ended	60 Months Ended	61 Months Ended	63 Months Ended	68 Months Ended	72 Months Ended	73 Months Ended	75 Months Ended	80 Months Ended	84 Months Ended	85 Months Ended	87 Months Ended	92 Months Ended	96 Months Ended	97 Months Ended	99 Months Ended	104 Months Ended	108 Months Ended	109 Months Ended	111 Months Ended	120 Months Ended
	Feb. 28, 2017	Oct. 14, 2016	Aug. 01, 2016	Oct. 31, 2015	Oct. 31, 2016	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000122073 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Alger Focus Equity Fund Class Z
Accumulated Value				$ 499,999.99					$ 503,216.33				$ 668,470.09				$ 747,791.78				$ 866,889.3				$ 1,206,685.21				$ 1,650,859.5				$ 1,103,896.45				$ 1,302,577.97				$ 2,100,865.67			$ 3,353,974.22
C000179522 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Alger Focus Equity Fund Class Y
Accumulated Value	$ 500,000						$ 601,824.28					$ 673,317.19				$ 780,823.73				$ 1,086,693.24				$ 1,486,994.46				$ 994,794.23				$ 1,174,357.47				$ 1,894,966.12				$ 3,026,447.3
C000024998 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Alger Focus Equity Fund Class I
Accumulated Value				10,000.01					10,039.83				13,302.98				14,833.11				17,155.89				23,814.55				32,492.35				21,663.6				25,484.29				40,986.91			65,246.09
C000122072 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Alger Focus Equity Fund Class C
Accumulated Value				10,000					9,963.89				13,098.21				14,488.6				16,615.46				22,884.74				30,969.81				20,485.61				23,909.73				38,440.63			61,168.69
C000122071 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Alger Focus Equity Fund Class A
Accumulated Value				9,473.9					9,507.84				12,600.37				14,039.93				16,224.44				22,510.81				30,697.93				20,463.47				24,068.6				38,696.1			61,575.2
C000025000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Alger Small Cap Growth Institutional Fund Class I
Accumulated Value				9,999.99					9,623.53				13,315.9				15,041.23				16,575.15				23,888.71				30,969.79				18,315.27				16,204.77				20,389.39			22,123.61
C000025001 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Alger Small Cap Growth Institutional Fund Class R
Accumulated Value				9,999.99					9,578.11				13,184.08				14,829.3				16,263.64				23,318.03				30,085.66				17,717.88				15,591.73				19,540.29			21,108.04
C000172687 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Alger Small Cap Growth Institutional Fund Class Z-2
Accumulated Value			$ 500,000			$ 483,387.62					$ 671,009.77				$ 760,599.96				$ 841,325.18				$ 1,216,135.09				$ 1,581,601.94				$ 938,707.52				$ 833,125.68				$ 1,053,391.24				$ 1,146,859.29
C000174228 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Alger Mid Cap Growth Institutional Fund Class Z-2
Accumulated Value		$ 499,999.99			$ 491,799.54					$ 654,214.11				$ 691,799.54				$ 768,474.61				$ 1,092,604.7				$ 1,546,022.65				$ 939,324.64				$ 941,969.14				$ 1,283,109				$ 1,608,910.79
C000025003 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Alger Mid Cap Growth Institutional Fund Class R
Accumulated Value				10,000.01					9,518.37				12,565.58				13,180.74				14,530.06				20,491.35				28,772.88				17,328.92				17,210.68				23,254.12			28,916.56
C000025002 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Alger Mid Cap Growth Institutional Fund Class I
Accumulated Value				10,000.01					9,578.53				12,710.74				13,402.85				14,844.85				21,036.57				29,677.97				17,952.69				17,921.27				24,341.92			30,458.83
C000025004 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Alger Capital Appreciation Institutional Fund Class I
Accumulated Value				10,000.01					9,992.42				12,927.69				14,020.9				16,152.22				21,737.62				29,501.45				19,201.34				22,468.01				35,475.83			53,647.76
C000025005 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Alger Capital Appreciation Institutional Fund Class R
Accumulated Value				10,000					9,942.53				12,803.93				13,822.51				15,852.86				21,241.57				28,697.46				18,595.35				21,669.2				34,065.47			51,275
C000179523 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Alger Capital Appreciation Institutional Fund Class Y
Accumulated Value	500,000.01						590,121.33					642,633.9				743,439.69				1,004,401.03				1,367,890.65				893,982.14				1,050,872.35				1,665,453.32				2,527,961.96
C000174229 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Alger Capital Appreciation Institutional Fund Class Z-2
Accumulated Value		500,000.01			495,688.05					643,558.4				700,182.27				809,141.56				1,092,511.05				1,487,278.47				971,153.5				1,140,864.1				1,807,594.27				2,743,233.75
Standard And Poor s 500 C000122073 Index [Member]
Account Value [Line Items]
Accumulated Value				500,000					522,550				646,028.6				693,511.7				792,891.9				869,881.7				1,243,148				1,061,524				1,169,163				1,613,678			1,959,784
Standard And Poor s 500 C000179522 Index [Member]
Account Value [Line Items]
Accumulated Value												592,303.63				677,180.73				742,934.98				1,061,728.39				906,609.87				998,540.11				1,378,185.06
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 Index
Accumulated Value	500,000	500,000	500,000	10,000	522,550	492,300	551,750		10,451	646,028.565	608,630	592,303.625	12,920.5713	693,511.6645	653,365	677,180.7345	13,870.23329	792,891.8861	746,992	742,934.9838	15,857.83772	869,881.6882	819,525	1,061,728.385	17,397.63376	1,243,147.921	1,171,183	906,609.8682	24,862.95841	1,061,524.009	1,000,073	998,540.1089	21,230.48019	1,169,162.544	1,101,481	1,378,185.058	23,383.25088	1,613,678.143	1,520,264	1,673,747	32,273.56286	1,869,968	1,846,301	39,196.2421
Standard And Poor s 500 C000025000 Index [Member]
Account Value [Line Items]
Accumulated Value													12,921				13,870				15,858				17,398				24,863				21,230				23,383				32,274			39,196
Standard And Poor s 500 C000025003 Index [Member]
Account Value [Line Items]
Accumulated Value													12,920.57				13,870.23				15,857.84				17,397.63				24,862.96				21,230.48				23,383.25				32,273.56			39,196.24
Standard And Poor s 500 C000174228 Index [Member]
Account Value [Line Items]
Accumulated Value					498,600					616,419				661,726				756,551				830,012				1,186,171				1,012,871				1,115,576				1,539,719
Russell 1000 Growth C000122073 Index [Member]
Account Value [Line Items]
Accumulated Value				500,000					511,400				663,336.94				734,380.3263				859,959.3621				1,111,239.488				1,591,406.07				1,199,920.177				1,427,305.051				2,052,036.471			2,678,615
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000 Growth Index
Accumulated Value	$ 500,000	500,000		10,000	511,400		$ 582,350		10,228	663,336.94		$ 644,719.685	13,266.7388	734,380.3263		$ 754,966.7511	14,687.60653	859,959.3621		$ 975,568.0358	17,199.18724	1,111,239.488		$ 1,397,110.984	22,224.78975	1,591,406.07		$ 1,053,421.682	31,828.12141	1,199,920.177		$ 1,253,045.091	23,998.40354	1,427,305.051		$ 1,801,502.927	28,546.10101	2,052,036.471		$ 2,351,550	41,040.72942	2,603,586		53,572
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000 Growth Index
Accumulated Value				10,000					9,951				13,036				13,574				14,443				16,374				22,670				16,771				15,491				21,144			25,121
Russell 2000 Growth C000025001 Index [Member]
Account Value [Line Items]
Accumulated Value													13,035.81				13,574.18895				14,442.93705				16,373.95773				22,669.74448				16,771.07696				15,491.44379				21,144.27163
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap Growth Index
Accumulated Value		$ 500,000	$ 500,000	$ 10,000	$ 494,400	$ 479,550			$ 10,040	$ 624,180	$ 628,211		$ 12,675.5	$ 662,505	$ 654,156		$ 13,453.7757	$ 787,917	$ 696,022		$ 16,000.57544	$ 954,482	$ 789,080		$ 19,383.09709	$ 1,330,835	$ 1,092,481		$ 27,025.85227	$ 945,691	$ 808,217		$ 19,204.57062	$ 977,372	$ 746,550		$ 19,847.92374	$ 1,355,322	$ 1,018,966		$ 27,523.11585	$ 1,620,766	$ 1,210,593	$ 32,917